Document And Entity Information	Aug. 15, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 15, 2022
Entity Registrant Name	AST SpaceMobile, Inc.
Entity Central Index Key	0001780312
Entity Emerging Growth Company	true
Entity File Number	001-39040
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-2027232
Entity Address, Address Line One	Midland Intl. Air & Space Port
Entity Address, Address Line Two	2901 Enterprise Lane
Entity Address, City or Town	Midland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79706
City Area Code	(432)
Local Phone Number	276-3966
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Class Common Stock Par Value 0.0001 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	ASTS
Security Exchange Name	NASDAQ
Warrants exercisable for one share of Class A common stock at an exercise price of $11.50
Document Information [Line Items]
Title of 12(b) Security	Warrants exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	ASTSW
Security Exchange Name	NASDAQ